Off Balance Sheet Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Schedule of Different Off Balance Sheet Transactions
In addition to note 10, the Bank maintains different off balance sheet transactions, pursuant to the BCRA standards. Below are the amounts of the main off Balance sheet transactions as of December 31, 2020 and 2019:

Item	12/31/2020	12/31/2019
Custody of government and private securities and other assets held by third parties	184,427,915	110,822,511
Preferred and other collaterals received from customers (1)	84,474,882	75,613,250
Outstanding checks not yet paid	7,536,159	10,919,866
Checks already deposited and pending clearance	3,818,869	4,107,423
Written-off credits	4,349,903	4,127,716

(1)	Related to collaterals used to secure loans transactions and other financing, under the applicable rules in force in this matter.